Other non-current receivables (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current receivables

(EUR thousand)	As of March 31
Other non-current receivables	2021	2020	2019
Opening balance as of April 1	15,170	12,703	13,360
Additions of non-current assets	265	4,106	1,541
Divestiture of non-current assets	(2,169)	(2,867)	(147)
Market value valuation	—	—	66
Share of joint venture losses on loan receivable	(907)	(1,390)	—
Increase in loan to joint venture	—	2,850	—
Reclassification to/from Investments in associates and joint ventures	—	—	(2,444)
Other	(121)	121	—
Foreign exchange effects	278	(353)	327
Closing balance as of March 31	12,516	15,170	12,703